Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated February 28, 2020
to the AICPA Group Contract Prospectus
For Certificates effective on or before 12/31/2008

On or about April 30, 2020, the BNY Mellon International Equity Portfolio (formerly Dreyfus International Equity Portfolio) will be terminated and will be liquidated. At that time all references to the BNY Mellon International Equity Portfolio (formerly Dreyfus International Equity Portfolio) will be deleted, including all of Appendix 1.

Effective February 27, 2020, the Lazard Retirement International Equity Portfolio is available. The following is added to the Unaffiliated Funds Table on Page 9.

VARIABLE INVESTMENT OPTION STYLE/TYPE	INVESTMENT OBJECTIVE SUMMARY	INVESTMENT ADVISER/SUBADVISER
LAZARD RETIREMENT SERIES
Lazard Retirement International Equity Portfolio - Service Shares Style/Type: Foreign Large Blend	Seeks long-term capital appreciation.	Lazard Asset Management LLC

AICPASUP112

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated February 28, 2020
to the AICPA Group Contract Prospectus
For Certificates effective on or after 1/1/2009

On or about April 30, 2020, the BNY Mellon International Equity Portfolio (formerly Dreyfus International Equity Portfolio) will be terminated and will be liquidated. At that time all references to the BNY Mellon International Equity Portfolio (formerly Dreyfus International Equity Portfolio) will be deleted, including all of Appendix 2.

Effective February 27, 2020, the Lazard Retirement International Equity Portfolio is available. The following is added to the Unaffiliated Funds Table on Page 9.

VARIABLE INVESTMENT OPTION STYLE/TYPE	INVESTMENT OBJECTIVE SUMMARY	INVESTMENT ADVISER/SUBADVISER
LAZARD RETIREMENT SERIES
Lazard Retirement International Equity Portfolio - Service Shares Style/Type: Foreign Large Blend	Seeks long-term capital appreciation.	Lazard Asset Management LLC

AICPA2SUP110